Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Employee payroll and welfare payable	$ 18,931		$ 16,686
Other taxes payable	4,036	[1]	2,344	[1]
Accrued reimbursable operating costs	3,951	[2]	3,185	[2]
Accrued rental	1,192		1,677
Accrued professional fee	2,694		1,760
Payable for purchase of property and equipment	831		2,680
Other payable	1,204		3,040
Total	$ 32,839		$ 31,372

[1]	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
[2]	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.